Accumulated other comprehensive income/(loss) (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated other comprehensive income [Abstract]
Schedule of Accumulated other comprehensive income/(loss)
Foreign currency
translation adjustments
US$
Balance as of January 1, 2013	82,000,020
Other comprehensive income	25,910,940
Balance as of December 31, 2013	107,910,960
Other comprehensive loss	(3,353,952)
Balance as of December 31, 2014	104,557,008
Other comprehensive loss	(73,605,171)
Balance as of December 31, 2015	30,951,837
Other comprehensive loss	(65,634,725)
Balance as of December 31, 2016	(34,682,888)